Expense Example - LVIP T Rowe Price 2060 Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	72	2,609	4,746	8,726	97	2,669	4,824	8,801